Business Segments and Geographic Information - Segment Reporting Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Operating Statistics [Line Items]
Revenues	$ 588,548	$ 470,228	$ 471,165	$ 472,711	$ 467,045	$ 451,082	$ 438,651	$ 432,571	$ 2,002,652	$ 1,789,349	$ 1,679,552
Operating income (loss)									113,717	374,445	69,937
Depreciation and amortization									345,751	304,736	294,768
Capital expenditures									78,773	55,663	46,658
Identifiable assets	10,477,108				6,008,780				10,477,108	6,008,780	5,625,834
Breast Health [Member]
Operating Statistics [Line Items]
Revenues									875,771	825,551	755,542
Operating income (loss)									186,106	187,970	(93,623)
Depreciation and amortization									42,924	45,165	52,660
Capital expenditures									9,821	12,069	10,392
Identifiable assets	956,134				985,196				956,134	985,196	988,041
Diagnostics [Member]
Operating Statistics [Line Items]
Revenues									718,064	571,263	552,501
Operating income (loss)									(32,787)	170,693	100,469
Depreciation and amortization									197,274	165,065	169,616
Capital expenditures									44,939	23,128	18,317
Identifiable assets	6,170,553				1,770,107				6,170,553	1,770,107	1,802,148
GYN Surgical [Member]
Operating Statistics [Line Items]
Revenues									313,089	300,538	283,142
Operating income (loss)									(51,892)	3,623	53,071
Depreciation and amortization									103,781	92,587	70,724
Capital expenditures									12,233	11,467	9,575
Identifiable assets	1,944,386				2,049,682				1,944,386	2,049,682	1,834,773
Skeletal Health [Member]
Operating Statistics [Line Items]
Revenues									95,728	91,997	88,367
Operating income (loss)									12,290	12,159	10,020
Depreciation and amortization									1,772	1,919	1,768
Capital expenditures									171	2,198	3,637
Identifiable assets	32,778				31,864				32,778	31,864	30,293
Corporate [Member]
Operating Statistics [Line Items]
Capital expenditures									11,609	6,801	4,737
Identifiable assets	$ 1,373,257				$ 1,171,931				$ 1,373,257	$ 1,171,931	$ 970,579